Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 10 - Income Taxes

The Company had no income tax expense due to operating loss incurred for the years ended December 31, 2018 and 2017.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”), which makes broad and complex changes to the U.S. tax code. Certain of these changes may be applicable to the Company, including but not limited to, reducing the U.S. federal corporate tax rate from 35 percent to 21 percent, creating a new limitation on deductible interest expense, eliminating the corporate alternative minimum tax (“AMT”), modifying the rules related to uses and limitations of net operating loss carryforwards generated in tax years ending after December 31, 2017, and changing the rules pertaining to the taxation of profits earned abroad. Changes in tax rates and tax laws are accounted for in the period of enactment. The Tax Act reduces the corporate tax rate to 21 percent, effective January 1, 2018. Consequently, we have recorded a decrease related to deferred tax assets of approximately $0.5 million dollars exclusive of the corresponding change in the valuation allowance, for the year ended December 31, 2018. Due to the full valuation allowance on the deferred tax assets, there is no net adjustment to deferred tax expense or benefit due to the reduction of the corporate tax rate.

The tax effects of temporary differences and tax loss and credit carry forwards that give rise to significant portions of deferred tax assets and liabilities at December 31, 2018 and 2017 are comprised of the following:

	As of December 31,
	2018	2017
Deferred tax assets:
Net-operating loss carryforward	$1,163,032	$1,689,152
Other	-	-

Total Deferred Tax Assets	1,163,032	1,689,152
Valuation allowance	(1,163,032)	(1,689,152)
Deferred Tax Asset, Net of Allowance	$-	$-

At December 31, 2018, the Company had net operating loss carry forwards for federal and state tax purposes of approximately $5.54 million which begins to expire in 2034. For tax years beginning after December 31, 2017, NOLs generated can offset only 80% of taxable income in any given tax year. The 20-year carryforward period has been replaced with an indefinite carryforward period for these NOLs generated in 2018 and future years. Prior to the merger, the Company had generated net operating losses, which the Company’s preliminary analysis indicates would be subject to significant limitations pursuant to Internal Revenue Code Section 382. The Company has not completed its IRC Section 382 Valuation, as required and the NOL’s because of potential Change of Ownerships might be completely worthless. Therefore, Management of the Company has recorded a Full Valuation Reserve, since it is more likely than not that no benefit will be realized for the Deferred Tax Assets.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and taxing strategies in making this assessment. In case the deferred tax assets will not be realized in future periods, the Company has provided a valuation allowance for the full amount of the deferred tax assets at December 31, 2018. The valuation allowance decreased by approximately $0.5 million as of December 31, 2018.

The expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with actual tax expense (benefit) as follows:

	For the years ended December 31,
	2018	2017
Statutory Federal Income Tax Rate	(21.0)%	(34.0)%
State Taxes, Net of Federal Tax Benefit	(6.3)%	(5.4)%
Federal tax rate change	0.0%	11.9
Other	27.3%	38.8
Change in Valuation Allowance	(0.0)%	(11.3)%

Income Taxes Provision (Benefit)	-%	-%

The Company has not identified any uncertain tax positions requiring a reserve as of December 31, 2018.